Income Taxes - Schedule of Provision for Income Taxes and the Provision at Japan Statutory Rate (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Provision for Income Taxes and the Provision at Japan Statutory Rate [Abstract]
Loss before income tax expenses	$ (1,670,078)	$ (2,746,918)
Computed income tax benefit with statutory tax rate	(615,034)	(1,011,597)
Effect of preferential tax rate	19	(21,205)
Impact of different tax rates in other jurisdictions	214,875	821,728
Non-deductible expenses	16,601	2,988
Utilized tax gain
Changes in valuation allowance	383,539	548,527
Income tax expenses		$ 340,441